UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21918
                                                     ---------

                        Oppenheimer Absolute Return Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                      Date of reporting period: 08/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS--55.4%
-------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.1%
-------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Cie Generale des Etablissements Michelin, B Shares                   531   $        67,423
-------------------------------------------------------------------------------------------
AUTOMOBILES--1.1%
PSA Peugeot Citroen                                                  830            70,667
-------------------------------------------------------------------------------------------
Volkswagen AG                                                        393            81,402
-------------------------------------------------------------------------------------------
Volkswagen AG, Preference                                            627            78,025
                                                                           ----------------
                                                                                   230,094
-------------------------------------------------------------------------------------------
DISTRIBUTORS--0.3%
Pacific Brands Ltd.                                               23,062            63,420
-------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Haseko Corp. 1                                                    26,000            70,058
-------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
Amazon.com, Inc. 1                                                   878            70,161
-------------------------------------------------------------------------------------------
MEDIA--1.0%
Dow Jones & Co., Inc.                                              1,199            70,801
-------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                              3,472            70,378
-------------------------------------------------------------------------------------------
Vivendi SA                                                         1,648            67,372
                                                                           ----------------
                                                                                   208,551
-------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Mitsukoshi Ltd.                                                   14,000            62,268
-------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Wacoal Corp.                                                       5,000            63,007
-------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.9%
-------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
J Sainsbury plc                                                    6,082            67,936
-------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
Nippon Meat Packers, Inc.                                          6,000            64,928
-------------------------------------------------------------------------------------------
TOBACCO--0.3%
Souza Cruz SA                                                      3,017            61,970
-------------------------------------------------------------------------------------------
ENERGY--8.6%
-------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.5%
ENSCO International, Inc.                                          1,202            65,172
-------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                       612            78,336
-------------------------------------------------------------------------------------------
Noble Corp.                                                        1,390            68,193
-------------------------------------------------------------------------------------------
Precision Drilling Trust                                           3,508            68,200
-------------------------------------------------------------------------------------------
Rowan Cos., Inc.                                                   1,744            65,470
-------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                    761            73,437
-------------------------------------------------------------------------------------------
Smith International, Inc.                                          1,192            79,876
                                                                           ----------------
                                                                                   498,684
-------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--6.1%
Anadarko Petroleum Corp.                                           1,355            66,368
-------------------------------------------------------------------------------------------
ARC Energy Trust                                                   3,490            67,387
-------------------------------------------------------------------------------------------
Canetic Resources Trust                                            4,655            64,844
-------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                            2,020            65,165
-------------------------------------------------------------------------------------------
Chevron Corp.                                                        834            73,192
-------------------------------------------------------------------------------------------
ConocoPhillips                                                       872            71,408
-------------------------------------------------------------------------------------------
Enerplus Resources Fund, Series G                                  1,599            67,685
-------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                    822            70,470
-------------------------------------------------------------------------------------------


                      1 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
-------------------------------------------------------------------------------------------
Harvest Energy Trust                                               2,393   $        62,091
-------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                 1,353            72,913
-------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                         1,229            69,672
-------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                 2,492            66,555
-------------------------------------------------------------------------------------------
PrimeWest Energy Trust                                             3,400            69,610
-------------------------------------------------------------------------------------------
Provident Energy Trust                                             5,986            69,440
-------------------------------------------------------------------------------------------
S-Oil Corp.                                                          801            64,538
-------------------------------------------------------------------------------------------
Sunoco, Inc.                                                       1,046            76,504
-------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                           7,000            69,341
-------------------------------------------------------------------------------------------
Valero Energy Corp.                                                1,084            74,265
                                                                           ----------------
                                                                                 1,241,448
-------------------------------------------------------------------------------------------
FINANCIALS--17.9%
-------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.0%
American Capital Strategies Ltd.                                   1,819            75,107
-------------------------------------------------------------------------------------------
Deutsche Bank AG                                                     512            63,609
-------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                      373            65,652
-------------------------------------------------------------------------------------------
Hyundai Securities Co.                                             2,260            68,886
-------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                            965            71,121
-------------------------------------------------------------------------------------------
Morgan Stanley                                                     1,096            68,358
                                                                           ----------------
                                                                                   412,733
-------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.4%
Credit Agricole SA                                                 1,836            69,280
-------------------------------------------------------------------------------------------
National City Corp.                                                2,397            64,503
-------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                 1,036            72,903
-------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                                 10            79,022
                                                                           ----------------
                                                                                   285,708
-------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.3%
Bank of America Corp.                                              1,465            74,246
-------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                  6,051           204,221
-------------------------------------------------------------------------------------------
iShares MSCI Australia Index Fund                                  7,291           203,711
-------------------------------------------------------------------------------------------
iShares MSCI Brazil Index Fund                                     3,200           196,960
-------------------------------------------------------------------------------------------
iShares MSCI Italy Index Fund                                      6,082           205,937
-------------------------------------------------------------------------------------------
iShares MSCI Spain Index Fund                                      3,430           199,420
-------------------------------------------------------------------------------------------
iShares MSCI Sweden Index Fund                                     5,700           197,277
-------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                  5,181           199,987
                                                                           ----------------
                                                                                 1,481,759
-------------------------------------------------------------------------------------------
INSURANCE--3.4%
ACE Ltd.                                                           1,217            70,294
-------------------------------------------------------------------------------------------
Allstate Corp.                                                     1,302            71,285
-------------------------------------------------------------------------------------------
Chubb Corp.                                                        1,368            69,946
-------------------------------------------------------------------------------------------
Friends Provident plc                                             18,430            66,478
-------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                        758            67,394
-------------------------------------------------------------------------------------------
Resolution plc                                                     5,251            65,483
-------------------------------------------------------------------------------------------
Safeco Corp.                                                       1,163            67,477
-------------------------------------------------------------------------------------------
Scor Se                                                            2,739            67,050
-------------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                         1,354            68,431
-------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                               897            68,351
                                                                           ----------------
                                                                                   682,189


                      2 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.5%
CFS Retail Property Trust                                         38,200   $        74,098
-------------------------------------------------------------------------------------------
Commonwealth Property Office Fund                                 51,637            71,001
-------------------------------------------------------------------------------------------
DB RREEF Trust                                                    45,489            74,833
-------------------------------------------------------------------------------------------
Gecina SA                                                            430            70,567
-------------------------------------------------------------------------------------------
Great Portland Estates plc                                         5,380            70,183
-------------------------------------------------------------------------------------------
ING Industrial Fund                                               33,220            72,866
-------------------------------------------------------------------------------------------
Macquarie Office Trust                                            54,181            69,621
                                                                           ----------------
                                                                                   503,169
-------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Tokyu Land Corp.                                                   7,000            64,565
-------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.0%
Industrial Select Sector SPDR Fund                                 5,098           200,402
-------------------------------------------------------------------------------------------
HEALTH CARE--0.3%
-------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
SSL International plc                                              7,458            66,314
-------------------------------------------------------------------------------------------
INDUSTRIALS--9.4%
-------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.3%
Precision Castparts Corp.                                            497            64,764
-------------------------------------------------------------------------------------------
AIRLINES--0.4%
Deutsche Lufthansa AG                                              2,496            72,866
-------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Aggreko plc                                                        6,448            69,994
-------------------------------------------------------------------------------------------
Michael Page International plc                                     6,420            62,331
                                                                           ----------------
                                                                                   132,325
-------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
AMEC plc                                                           5,493            72,266
-------------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                             2,113            75,816
-------------------------------------------------------------------------------------------
Samsung Engineering Co. Ltd.                                         595            68,486
                                                                           ----------------
                                                                                   216,568
-------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.7%
Alstom                                                               390            70,828
-------------------------------------------------------------------------------------------
LS Cable Ltd.                                                        773            79,417
                                                                           ----------------
                                                                                   150,245
-------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Ltd.                                            1,446            63,855
-------------------------------------------------------------------------------------------
MACHINERY--4.2%
Cummins, Inc.                                                        560            66,315
-------------------------------------------------------------------------------------------
Daewoo Shipbuilding & Marine Engineering Co. Ltd.                  1,061            63,697
-------------------------------------------------------------------------------------------
Eaton Corp.                                                          703            66,237
-------------------------------------------------------------------------------------------
Glory Ltd.                                                         2,400            70,965
-------------------------------------------------------------------------------------------
Hanjin Heavy Industries & Construction Co. Ltd. 1                    681            58,425
-------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                    177            70,569
-------------------------------------------------------------------------------------------
Hyundai Mipo Dockyard Co. Ltd.                                       225            67,271
-------------------------------------------------------------------------------------------
Invensys plc 1                                                     9,070            62,690
-------------------------------------------------------------------------------------------
MINEBEA Co. Ltd.                                                  11,000            67,165
-------------------------------------------------------------------------------------------
Mitsui Engineering & Shipbuilding Co. Ltd.                        13,000            68,037
-------------------------------------------------------------------------------------------
Paccar, Inc.                                                         836            71,520
-------------------------------------------------------------------------------------------
Samsung Heavy Industries Co. Ltd.                                  1,270            64,719
-------------------------------------------------------------------------------------------


                      3 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------
MACHINERY CONTINUED
Terex Corp. 1                                                        810   $        64,703
                                                                           ----------------
                                                                                   862,313
-------------------------------------------------------------------------------------------
ROAD & RAIL--1.4%
Arriva plc                                                         4,420            67,710
-------------------------------------------------------------------------------------------
CSX Corp.                                                          1,424            58,384
-------------------------------------------------------------------------------------------
National Express Group plc                                         2,970            75,390
-------------------------------------------------------------------------------------------
Stagecoach Group plc                                              16,240            72,691
                                                                           ----------------
                                                                                   274,175
-------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Macquarie Airports                                                18,997            67,634
-------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.8%
-------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.8%
Juniper Networks, Inc. 1                                           2,151            70,811
-------------------------------------------------------------------------------------------
Research In Motion Ltd. 1                                            990            84,572
                                                                           ----------------
                                                                                   155,383
-------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
Apple, Inc. 1                                                        513            71,040
-------------------------------------------------------------------------------------------
Mitsumi Electric Co. Ltd.                                          1,800            68,394
                                                                           ----------------
                                                                                   139,434
-------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Taiyo Yuden Co.                                                    3,000            60,109
-------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Konica Minolta Holdings, Inc.                                      4,500            71,316
-------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
NVIDIA Corp. 1                                                     1,548            79,196
-------------------------------------------------------------------------------------------
Sumco Corp.                                                        1,400            74,842
                                                                           ----------------
                                                                                   154,038
-------------------------------------------------------------------------------------------
MATERIALS--7.1%
-------------------------------------------------------------------------------------------
CHEMICALS--2.4%
BASF AG                                                              547            72,518
-------------------------------------------------------------------------------------------
Dainippon Ink & Chemicals, Inc.                                   18,000            74,462
-------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                             1,571            66,972
-------------------------------------------------------------------------------------------
Eastman Chemical Co.                                               1,026            68,496
-------------------------------------------------------------------------------------------
Hercules, Inc. 1                                                   3,338            69,497
-------------------------------------------------------------------------------------------
Methanex Corp.                                                     2,830            63,407
-------------------------------------------------------------------------------------------
Potash Corp. of Saskatchewan, Inc.                                   900            79,756
                                                                           ----------------
                                                                                   495,108
-------------------------------------------------------------------------------------------
METALS & MINING--4.0%
Arcelor Mittal                                                     1,140            75,117
-------------------------------------------------------------------------------------------
Billiton plc                                                       2,376            70,166
-------------------------------------------------------------------------------------------
BlueScope Steel Ltd.                                               7,950            69,426
-------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                          773            67,576
-------------------------------------------------------------------------------------------
Gerdau SA                                                          3,316            66,405
-------------------------------------------------------------------------------------------
Korea Zinc Co.                                                       319            64,195
-------------------------------------------------------------------------------------------
Salzgitter AG                                                        347            68,778
-------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                    1,269            74,334
-------------------------------------------------------------------------------------------
United States Steel Corp.                                            732            69,159
-------------------------------------------------------------------------------------------


                      4 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
-------------------------------------------------------------------------------------------
Usinas Siderurgicas de Minas Gerais SA, Preference A               1,131   $        67,237
-------------------------------------------------------------------------------------------
Xstrata plc                                                        1,100            64,429
-------------------------------------------------------------------------------------------
Zinifex Ltd.                                                       4,123            57,381
                                                                           ----------------
                                                                                   814,203
-------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.7%
International Paper Co.                                            1,967            69,061
-------------------------------------------------------------------------------------------
Votorantim Celulose e Pape SA, Preference                          2,934            69,537
                                                                           ----------------
                                                                                   138,598
-------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
-------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
Brasil Telcom Participacoes SA                                     5,321            76,208
-------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                4,102            76,387
-------------------------------------------------------------------------------------------
Embarq Corp.                                                       1,129            70,472
-------------------------------------------------------------------------------------------
France Telecom SA                                                  2,609            78,965
                                                                           ----------------
                                                                                   302,032
-------------------------------------------------------------------------------------------
UTILITIES--2.8%
-------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Companhia Energetica de Minas Gerais                               3,434            65,652
-------------------------------------------------------------------------------------------
PPL Corp.                                                          1,403            67,709
                                                                           ----------------
                                                                                   133,361
-------------------------------------------------------------------------------------------
ENERGY TRADERS--0.7%
Companhia Paranaense de Energia-Copel                              4,252            69,631
-------------------------------------------------------------------------------------------
Tractebel Energia SA                                               5,800            66,366
                                                                           ----------------
                                                                                   135,997
-------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
Hanjin Heavy Industries & Construction Co. Ltd                       251            11,409
-------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.1%
CenterPoint Energy, Inc.                                           4,167            67,589
-------------------------------------------------------------------------------------------
RWE AG                                                               669            75,277
-------------------------------------------------------------------------------------------
RWE AG, Preference, Non-Vtg.                                         734            74,492
                                                                           ----------------
                                                                                   217,358
-------------------------------------------------------------------------------------------
WATER UTILITIES--0.3%
Companhia de Saneamento Basico do Estado de Sao Paulo              2,942            72,500
                                                                           ----------------
Total Common Stocks (Cost $11,118,497)                                          11,272,378

                                                               PRINCIPAL
                                                                  AMOUNT
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--26.1%
-------------------------------------------------------------------------------------------
U.S. Treasury Bills, 4.95%, 12/6/07 2                        $ 4,800,000         4,757,741
-------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.75%, 2/15/37 3                            180,000           177,609
-------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.625%, 2/15/17 3                            365,000           367,196
                                                                           ----------------
Total U.S. Government Obligations (Cost $5,290,315)                              5,302,546

-------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--5.5%
-------------------------------------------------------------------------------------------
Germany (Federal Republic of) Bonds, Series 06, 3.75%,
1/4/17 [EUR]                                                     370,000           485,030
-------------------------------------------------------------------------------------------
Japan (Government of) Bonds, 10 yr., Series 285, 1.70%,
3/20/17 [JPY]                                                 44,100,000           384,328
-------------------------------------------------------------------------------------------


                      5 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                  AMOUNT             VALUE
-------------------------------------------------------------------------------------------
United Kingdom Treasury Bonds, 4%, 9/7/16 [GBP]              $   130,000   $       242,888
                                                                           ----------------
Total Foreign Government Obligations (Cost $1,096,901)                           1,112,246

-------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--10.8%
-------------------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Linked Nts., 8.485%,
6/13/08 4,5                                                      250,000           250,300
-------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A,
18.11%, 1/7/09 4,5                                               250,000           253,694
-------------------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked Nts., 11.61%, 4/8/09 4,5           250,000           254,375
-------------------------------------------------------------------------------------------
Fusion 2007 Ltd. Catastrophe Linked Nts., 11.51%,
5/19/09 4,5                                                      250,000           216,250
-------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts.,
Cl. A-I, 22.86%, 6/6/08 4,5                                      250,000           253,525
-------------------------------------------------------------------------------------------
Successor Japan Quake Ltd. Catastrophe Linked Nts.,
Cl. A-I, 9.61%, 6/6/08 4,5                                       250,000           252,813
-------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Akibare Ltd. Catastrophe
Linked Nts., Cl. A, 8.445%, 5/22/12 4,5                          250,000           216,250
-------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Redwood Capital VII I
Catastrophe Linked Nts., 10.61%, 1/9/08 4,5                      250,000           250,663
-------------------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 13.86%,
6/5/09 4,5                                                       250,000           255,475
                                                                           ----------------
Total Structured Securities (Cost $2,266,379)                                    2,203,345

                                                                  SHARES
-------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--2.9%
-------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E,
5.44% 6,7 (Cost $582,758)                                        582,758           582,758
-------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $20,354,850)                     100.7%       20,473,273
-------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                               (0.7)         (145,101)

                                                             ------------------------------
NET ASSETS                                                         100.0%  $    20,328,172
                                                             ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR     Euro
GBP     British Pound Sterling
JPY     Japanese Yen

1. Non-income producing security.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

3. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $474,481. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,203,345 or 10.84% of the Fund's net assets as of August 31, 2007.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES       GROSS        GROSS            SHARES
                                                       MAY 31, 2007   ADDITIONS   REDUCTIONS   AUGUST 31, 2007
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          136,660   2,755,115    2,309,017           582,758

                                                                                                      DIVIDEND
                                                                                       VALUE            INCOME
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                $  582,758   $         3,345


                      6 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

7. Rate shown is the 7-day yield as of August 31, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each securities' market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market


                      7 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of August 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                  CONTRACT
                                     EXPIRATION     AMOUNT         VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                      DATES     (000S)         AUGUST 31, 2007   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                    9/27/07      1,450   ARP   $       453,023   $      1,449   $         --
Australian Dollar (AUD)                  2/6/08         35   AUD            28,469             --          1,372
Brazilian Real (BRR)             9/5/07-10/2/07        980   BRR           497,710             49            891
British Pounds Sterling (GBP)            2/6/08         80   GBP           160,614             --          1,585
Canadian Dollar (CAD)                    2/7/08         45   CAD            42,711             --            146
Euro (EUR)                             11/30/07        100   EUR           136,664             --            101
Hong Kong Dollar (HKD)                  9/27/07      3,700   HKD           474,784            109             --
Indian Rupee (INR)                      10/4/07     19,500   INR           476,365          1,947             --
New Turkish Lira (TRY)                  9/24/07        625   TRY           476,809         10,251             --
South African Rand (ZAR)                10/4/07      3,400   ZAR           474,120          1,884             --
South Korean Won (KRW)                  11/6/07    131,000   KRW           140,264             --          2,020
                                                                                     ----------------------------
                                                                                           15,689          6,115
                                                                                     ----------------------------
CONTRACTS TO SELL
Brazilian Real (BRR)                     9/5/07         15   BRR             7,641             --             46
British Pounds Sterling (GBP)           9/27/07        100   GBP           201,534             --          1,834
Chinese Renminbi (Yuan) (CNY)           9/20/07      3,600   CNY           477,665             --          3,711
Euro (EUR)                      11/30/07-2/6/08        440   EUR           601,383            863             --


                      8 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Hong Kong Dollar (HKD)                  9/27/07      3,700   HKD           474,784             --            717
Japanese Yen (JPY)             10/4/07-11/30/07     88,000   JPY           766,004            420            264
New Taiwan Dollar (TWD)                 10/4/07     15,000   TWD           455,752             --            862
Singapore Dollar (SGD)                  10/4/07        725   SGD           476,906             --            224
Swiss Franc (CHF)                       10/4/07        560   CHF           464,675          1,231             --
                                                                                     ----------------------------
                                                                                            2,514          7,658
                                                                                     ----------------------------
Total unrealized appreciation and depreciation                                       $     18,203   $     13,773
                                                                                     ============================

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of August 31, 2007, the Fund had outstanding futures contracts as follows:

                                                                              UNREALIZED
                               EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                DATES   CONTRACTS   AUGUST 31, 2007   (DEPRECIATION)
-----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 E-Mini      9/21/07          15   $     1,107,525   $      (37,140)
U.S. Long Bonds                  12/19/07          10         1,115,625            8,675
                                                                          ---------------
                                                                                 (28,465)
                                                                          ---------------
CONTRACTS TO SELL
Dax Index                         9/21/07           1           260,581            4,191
FTSE 100 Index                    9/21/07           3           382,009           (6,947)
Nikkei 225 Index                  9/13/07           2           286,726           (5,781)
Standard & Poor's 500 E-Mini      9/21/07          66         4,873,110          133,210
                                                                          ---------------
                                                                                 124,673
                                                                          ---------------
                                                                          $       96,208
                                                                          ===============


                      9 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of August 31, 2007, the Fund had entered into the following total return swap agreements:

             SWAP     NOTIONAL        PAID BY THE       RECEIVED BY THE   TERMINATION
     COUNTERPARTY       AMOUNT               FUND                  FUND         DATES       VALUE
--------------------------------------------------------------------------------------------------
    Goldman Sachs
   International:
                                                          One-Month USD
                                                        BBA LIBOR minus
                                                    25 basis points and
                                 If positive, the      if negative, the
                                  Total Return of     absolute value of
                                     the FTSE 100          the FTSE 100
                    $1,065,649      Market Index.         Market Index.       4/10/08     (15,333)
                                                          One-Month USD
                                                        BBA LIBOR minus
                                 If positive, the   15 basis points and
                                  Total Return of      if negative, the
                                       the CAC 40     absolute value of
                                     Market Index     the CAC 40 Market
                       499,122             (FRF).          Index (FRF).       4/10/08      (4,220)
                                                          One-Month USD
                                                        BBA LIBOR minus
                                                    14 basis points and
                                 If positive, the      if negative, the
                                  Total Return of     absolute value of
                                   the DAX Market        the DAX Market
                       548,016             Index.                Index.       4/10/08      (6,667)
                                                          One-Month USD
                                                        BBA LIBOR minus
                                 If positive, the   15 basis points and
                                  Total Return of      if negative, the
                                       the CAC 40     absolute value of
                                     Market Index     the CAC 40 Market
                       123,961             (FRF).          Index (FRF).        8/7/08         498
                                                          One-Month USD
                                                        BBA LIBOR minus
                                                    60 basis points and
                                 If positive, the      if negative, the
                                  Total Return of     absolute value of
                                  the S&P ASX 200       the S&P ASX 200
                       642,873             Index.                Index.        6/9/08       2,441


                      10 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                          One-Month USD
                                                        BBA LIBOR minus
                                                    50 basis points and
                                 If positive, the      if negative, the
                                  Total Return of     absolute value of
                                   the S&P Canada    the S&P Canada (60
                                (60 Index Market)         Index Market)
                       600,635             Index.                Index.        6/5/08       6,195
                                                          One-Month USD
                                                        BBA LIBOR minus
                                                    60 basis points and
                                 If positive, the      if negative, the
                                  Total Return of     absolute value of
                                  the S&P ASX 200       the S&P ASX 200
                       103,308             Index.                Index.       9/10/08         789
                                                          One-Month USD
                                                        BBA LIBOR minus
                                                    25 basis points and
                                 If positive, the      if negative, the
                                  Total Return of     absolute value of
                                     the FTSE 100          the FTSE 100
                        25,420      Market Index.         Market Index.       4/14/08        (337)
                                                          One-Month USD
                                                        BBA LIBOR minus
                                                    15 basis points and
                                 If positive, the      if negative, the
                                  Total Return of     absolute value of
                                   the Nikkei 225        the Nikkei 225
                     1,063,501             Index.                Index.       4/10/08       5,264
                                                          One-Month USD
                                                        BBA LIBOR minus
                                                    25 basis points and
                                 If positive, the      if negative, the
                                  Total Return of     absolute value of
                                     the FTSE 100          the FTSE 100
                        39,939      Market Index.         Market Index.       4/14/08        (505)
                                                       If negative, the
                                 If positive, the     absolute value of
                                  Total Return of   the Total Return of
                                      the BOVESPA           the BOVESPA
                       684,217       10/07 Index.          10/07 Index.      10/18/07     (11,308)
                                                       If negative, the
                                 If positive, the     absolute value of
                                  Price Return of   the Price Return of
                                     the KOPSI200          the KOPSI200
                                  Futures 2007-09       Futures 2007-09
                       754,500           futures.              futures.       9/20/07      (9,987)
                                                       If negative, the
                                 If positive, the     absolute value of
                                  Price Return of   the Price Return of
                                     the KOPSI200          the KOPSI200
                                  Futures 2007-09       Futures 2007-09
                       123,900           futures.              futures.       9/20/07      (3,514)
--------------------------------------------------------------------------------------------------
                                                          One-Month USD
                                                        BBA LIBOR minus
                                                    45 basis points and
                                 If positive, the      if negative, the
Morgan Stanley &                  Total Return of     absolute value of
Co. International                   the MSCI EAFE         the MSCI EAFE
Ltd.                 1,011,126             Index.                Index.       3/10/08      (3,513)
                                                                                        ----------

                                                                                        $ (40,197)
                                                                                        ==========

Abbreviations are as follows:


                      11 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

BBA LIBOR                 British Bankers' Association London-Interbank Offered
                          Rate

BOVESPA                   Bovespa Index that trades on the Sao Paulo Stock
                          Exchange

CAC 40 Market Index       French Options Market. The index contains 40 stocks
                          selected among the top 100 market capitalization and the most active stocks listed on Euronext Paris and is the underlying asset for options and futures contracts

DAX Market Index          Frankfurt Stock Exchange comprised of the 30 largest
                          and most liquid issues traded on the exchange

FTSE 100 Market Index     United Kingdom 100 most highly capitalized blue chip
                          companies

KOPSI200 Korean Stock Exchange Capitalization-weighted Index made up of 200 Korean Stocks

MSCI EAFE Index           Morgan Stanley Capital International Europe,
                          Australia and Far East. A stock market index of foreign stocks from the perspective of a North
                          American investor

Nikkei 225 Index          225 top-rated Japanese companies listed on the Tokyo
                          Stock Exchange

S&P ASX 200 Index         S&P Australian Securities Exchange. The investable
                          benchmark for the Australian equity market. The
                          S&P/ASX 200 is comprised of the S&P/ASX 100 plus an additional 100 stocks

S&P Canada (60 Index      S&P/Toronto Stock Exchange 60 is a Capitalization-
Market) Index             weighted Index consisting of 60 of the largest stocks
                          listed on the Toronto Stock Exchange

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of August 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                    $  20,523,451
Federal tax cost of other investments                                (3,673,694)
                                                                  --------------
Total federal tax cost                                            $  16,849,757
                                                                  ==============

Gross unrealized appreciation                                     $     597,538
Gross unrealized depreciation                                          (591,710)
                                                                  --------------
Net unrealized appreciation                                       $       5,828
                                                                  ==============


                      12 | OPPENHEIMER ABSOLUTE RETURN FUND


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Absolute Return Fund


By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/09/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/09/2007


By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 10/09/2007